Service Class Prospectus Supplement

December 13, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2010 to the Morgan Stanley Institutional Liquidity Funds Prospectus dated March 1, 2010 of:

Service Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

The Service Class has been renamed the Institutional Select Class. Accordingly, all references to "Service Class" in the Prospectus are hereby deleted and replaced with "Institutional Select Class."

Please retain this supplement for future reference.

  LFSCSPT2 12/10

Statement of Additional Information Supplement

December 13, 2010

Morgan Stanley Institutional Liquidity Funds

Supplement dated December 13, 2010 to the Morgan Stanley Institutional Liquidity Funds Statement of Additional Information dated March 1, 2010 of:

The Service Class has been renamed the Institutional Select Class. Accordingly, all references to "Service Class" in the Statement of Additional Information are hereby deleted and replaced with "Institutional Select Class."

Please retain this supplement for future reference.